Loans and allowance for credit losses	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	April 30, 2021					April 30, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$512	$2	$(7)	$(12)	$495	$367	$126	$(8)	$(1)	$484
Personal	1,315	42	(79)	(3)	1,275	940	437	(119)	–	1,258
Credit cards	1,201	17	(81)	(2)	1,135	868	393	(142)	2	1,121
Small business	143	1	(5)	50	189	66	50	(9)	–	107
Wholesale	2,622	(143)	(36)	(132)	2,311	1,191	1,660	(67)	6	2,790
Customers’ liability under acceptances	121	(2)	–	1	120	39	68	–	(2)	105
	$5,914	$(83)	$(208)	$(98)	$5,525	$3,471	$2,734	$(345)	$5	$5,865
Presented as:
Allowance for loan losses	$5,478				$5,146	$3,139				$5,230
Other liabilities – Provisions	309				227	292				529
Customers’ liability under acceptances	121				120	39				105
Other components of equity	6				32	1				1

	For the six months ended
	April 30, 2021					April 30, 2020
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$518	$17	$(14)	$(26)	$495	$402	$119	$(16)	$(21)	$484
Personal	1,309	111	(138)	(7)	1,275	935	558	(230)	(5)	1,258
Credit cards	1,246	42	(150)	(3)	1,135	832	570	(281)	–	1,121
Small business	140	9	(10)	50	189	61	64	(17)	(1)	107
Wholesale	2,795	(154)	(122)	(208)	2,311	1,165	1,762	(108)	(29)	2,790
Customers’ liability under acceptances	107	13	–	–	120	24	82	–	(1)	105
	$6,115	$38	$(434)	$(194)	$5,525	$3,419	$3,155	$(652)	$(57)	$5,865
Presented as:
Allowance for loan losses	$5,639				$5,146	$3,100				$5,230
Other liabilities – Provisions	363				227	295				529
Customers’ liability under acceptances	107				120	24				105
Other components of equity	6				32	–				1
The following table reconciles the opening and closing for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between Stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between Stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$192	$162	$158	$512	$132	$80	$155	$367
Provision for credit losses
Transfers to stage 1	46	(41)	(5)	–	33	(21)	(12)	–
Transfers to stage 2	(4)	4	–	–	(22)	23	(1)	–
Transfers to stage 3	(1)	(14)	15	–	(1)	(7)	8	–
Originations	23	–	–	23	11	–	–	11
Maturities	(10)	(14)	–	(24)	(3)	(4)	–	(7)
Changes in risk, parameters and exposures	(52)	55	–	3	(39)	159	2	122
Write-offs	–	–	(10)	(10)	–	–	(10)	(10)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	(2)	(4)	(6)	(12)	3	(7)	3	(1)
Balance at end of period	$192	$148	$155	$495	$114	$223	$147	$484

Personal
Balance at beginning of period	$476	$721	$118	$1,315	$273	$517	$150	$940
Provision for credit losses
Transfers to stage 1	145	(144)	(1)	–	110	(107)	(3)	–
Transfers to stage 2	(25)	25	–	–	(37)	38	(1)	–
Transfers to stage 3	–	(18)	18	–	(1)	(19)	20	–
Originations	28	–	–	28	28	–	–	28
Maturities	(25)	(42)	–	(67)	(11)	(24)	–	(35)
Changes in risk, parameters and exposures	(108)	140	49	81	(20)	352	112	444
Write-offs	–	–	(112)	(112)	–	–	(148)	(148)
Recoveries	–	–	33	33	–	–	29	29
Exchange rate and other	–	(2)	(1)	(3)	1	–	(1)	–
Balance at end of period	$491	$680	$104	$1,275	$343	$757	$158	$1,258

Credit cards
Balance at beginning of period	$353	$848	$–	$1,201	$174	$694	$–	$868
Provision for credit losses
Transfers to stage 1	152	(152)	–	–	117	(117)	–	–
Transfers to stage 2	(28)	28	–	–	(25)	25	–	–
Transfers to stage 3	–	(76)	76	–	(1)	(94)	95	–
Originations	1	–	–	1	3	–	–	3
Maturities	(2)	(7)	–	(9)	(4)	(6)	–	(10)
Changes in risk, parameters and exposures	(149)	168	6	25	(20)	373	47	400
Write-offs	–	–	(121)	(121)	–	–	(173)	(173)
Recoveries	–	–	40	40	–	–	31	31
Exchange rate and other	(1)	–	(1)	(2)	2	–	–	2
Balance at end of period	$326	$809	$–	$1,135	$246	$875	$–	$1,121

Small business
Balance at beginning of period	$74	$33	$36	$143	$29	$11	$26	$66
Provision for credit losses
Transfers to stage 1	26	(26)	–	–	4	(4)	–	–
Transfers to stage 2	(5)	5	–	–	(2)	2	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Originations	8	–	–	8	5	–	–	5
Maturities	(5)	(3)	–	(8)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(39)	32	8	1	22	11	14	47
Write-offs	–	–	(7)	(7)	–	–	(10)	(10)
Recoveries	–	–	2	2	–	–	1	1
Exchange rate and other	22	30	(2)	50	–	1	(1)	–
Balance at end of period	$81	$71	$37	$189	$56	$21	$30	$107

Wholesale
Balance at beginning of period	$895	$1,145	$582	$2,622	$300	$407	$484	$1,191
Provision for credit losses
Transfers to stage 1	126	(123)	(3)	–	39	(38)	(1)	–
Transfers to stage 2	(40)	52	(12)	–	(37)	37	–	–
Transfers to stage 3	(1)	(22)	23	–	(1)	(27)	28	–
Originations	153	–	–	153	413	–	–	413
Maturities	(133)	(135)	–	(268)	(34)	(42)	–	(76)
Changes in risk, parameters and exposures	(194)	163	3	(28)	555	463	305	1,323
Write-offs	–	–	(51)	(51)	–	–	(82)	(82)
Recoveries	–	–	15	15	–	–	15	15
Exchange rate and other	(42)	(56)	(34)	(132)	11	7	(12)	6
Balance at end of period	$764	$1,024	$523	$2,311	$1,246	$807	$737	$2,790

	For the six months ended
	April 30, 2021				April 30, 2020
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$206	$160	$152	$518	$146	$77	$179	$402
Provision for credit losses
Transfers to stage 1	120	(110)	(10)	–	60	(39)	(21)	–
Transfers to stage 2	(10)	12	(2)	–	(26)	29	(3)	–
Transfers to stage 3	(1)	(27)	28	–	(2)	(15)	17	–
Originations	53	–	–	53	27	–	–	27
Maturities	(16)	(18)	–	(34)	(7)	(7)	–	(14)
Changes in risk, parameters and exposures	(156)	141	13	(2)	(84)	188	2	106
Write-offs	–	–	(19)	(19)	–	–	(22)	(22)
Recoveries	–	–	5	5	–	–	6	6
Exchange rate and other	(4)	(10)	(12)	(26)	–	(10)	(11)	(21)
Balance at end of period	$192	$148	$155	$495	$114	$223	$147	$484

Personal
Balance at beginning of period	$480	$733	$96	$1,309	$272	$520	$143	$935
Provision for credit losses								–
Transfers to stage 1	342	(340)	(2)	–	229	(226)	(3)	–
Transfers to stage 2	(52)	52	–	–	(56)	57	(1)	–
Transfers to stage 3	(1)	(32)	33	–	(2)	(39)	41	–
Originations	61	–	–	61	53	–	–	53
Maturities	(47)	(69)	–	(116)	(23)	(47)	–	(70)
Changes in risk, parameters and exposures	(290)	338	118	166	(131)	493	213	575
Write-offs	–	–	(206)	(206)	–	–	(297)	(297)
Recoveries	–	–	68	68	–	–	67	67
Exchange rate and other	(2)	(2)	(3)	(7)	1	(1)	(5)	(5)
Balance at end of period	$491	$680	$104	$1,275	$343	$757	$158	$1,258

Credit cards
Balance at beginning of period	$364	$882	$–	$1,246	$173	$659	$–	$832
Provision for credit losses								–
Transfers to stage 1	378	(378)	–	–	235	(235)	–	–
Transfers to stage 2	(58)	58	–	–	(47)	47	–	–
Transfers to stage 3	(2)	(136)	138	–	(1)	(182)	183	–
Originations	3	–	–	3	5	–	–	5
Maturities	(4)	(15)	–	(19)	(5)	(14)	–	(19)
Changes in risk, parameters and exposures	(354)	399	13	58	(114)	600	98	584
Write-offs	–	–	(227)	(227)	–	–	(347)	(347)
Recoveries	–	–	77	77	–	–	66	66
Exchange rate and other	(1)	(1)	(1)	(3)	–	–	–	–
Balance at end of period	$326	$809	$–	$1,135	$246	$875	$–	$1,121

Small business
Balance at beginning of period	$78	$29	$33	$140	$29	$10	$22	$61
Provision for credit losses								–
Transfers to stage 1	39	(39)	–	–	5	(5)	–	–
Transfers to stage 2	(6)	6	–	–	(3)	3	–	–
Transfers to stage 3	–	(1)	1	–	–	(1)	1	–
Originations	17	–	–	17	8	–	–	8
Maturities	(11)	(6)	–	(17)	(3)	(1)	–	(4)
Changes in risk, parameters and exposures	(59)	52	16	9	20	15	25	60
Write-offs	–	–	(14)	(14)	–	–	(20)	(20)
Recoveries	–	–	4	4	–	–	3	3
Exchange rate and other	23	30	(3)	50	–	–	(1)	(1)
Balance at end of period	$81	$71	$37	$189	$56	$21	$30	$107

Wholesale
Balance at beginning of period	$995	$1,132	$668	$2,795	$281	$396	$488	$1,165
Provision for credit losses								–
Transfers to stage 1	255	(252)	(3)	–	66	(64)	(2)	–
Transfers to stage 2	(87)	113	(26)	–	(45)	46	(1)	–
Transfers to stage 3	(2)	(37)	39	–	(2)	(45)	47	–
Originations	360	–	–	360	479	–	–	479
Maturities	(298)	(274)	–	(572)	(77)	(95)	–	(172)
Changes in risk, parameters and exposures	(401)	420	39	58	538	562	355	1,455
Write-offs	–	–	(149)	(149)	–	–	(136)	(136)
Recoveries	–	–	27	27	–	–	28	28
Exchange rate and other	(58)	(78)	(72)	(208)	6	7	(42)	(29)
Balance at end of period	$764	$1,024	$523	$2,311	$1,246	$807	$737	$2,790
Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 of our Condensed Financial Statements, and Note 2 and Note 5 of our 2020 Annual Report.
The COVID-19 pandemic significantly impacted our determination of allowance for credit losses and required the application of heightened judgment. A resurgence in the spread of COVID-19 in some regions, including the emergence and progression of new variants of COVID-19, has resulted in certain regions re-imposing or increasing the level of containment measures. Significant fiscal and monetary policy stimulus, as well as bank-led deferral programs introduced in the spring of 2020, have generally supported lower defaults. As the COVID-19 pandemic continues to evolve, including through the emergence and progression of new variants of COVID-19 in different regions, governments continue to adjust their response and approach to the pandemic. Consequently, the extent of containment measures and progress towards reopening continues to vary and fluctuate across regions. While vaccines have been approved for use in many countries, uncertainty remains regarding vaccine efficacy against new variants of COVID-19, vaccine supply and availability, and the ability of governments to quickly and effectively distribute vaccines to inoculate a sufficient proportion of the population to enable widespread easing of containment measures and support the transition to a fully reopened economy. All of these factors contribute to the uncertainty regarding the timing of a full recovery. Accordingly, our allowances continue to have a higher than usual degree of uncertainty and the inputs used are inherently subject to change, which may materially change our estimate of Stage 1 and Stage 2 allowance for credit losses in future periods.
To address the uncertainties inherent in the current and future environment and to reflect all relevant risk factors not captured in our modelled results, we applied expert credit judgment in determining significant increases in credit risk since origination and on our weighted allowance for credit losses. In light of the significant uncertainty, the impact of expert credit judgment on our allowances remains elevated as compared to pre-pandemic levels. We applied quantitative and qualitative adjustments for the impacts of the unprecedented macroeconomic scenarios arising from the COVID-19 pandemic, including the efficacy and distribution of vaccines, the temporary effects of the bank and extended government led payment support programs which may not completely mitigate future losses, and the impacts to particularly vulnerable sectors affected by the COVID-19 pandemic.
All of our IFRS 9 scenarios are designed to include the impact of COVID-19 and depict an ongoing stressed environment as at April 30, 2021 relative to pre-pandemic conditions. Despite positive developments and continuous economic improvement, the possibility of a more prolonged recovery period, including the duration of containment measures in some regions of varying degrees, as well as heightened risk in the real estate sector, have been reflected in our scenario design and weights.
Our base scenario reflects a continuation of the recovery that has been underway since the sharp drop in economic activity in calendar Q2 2020. Vaccine distribution has accelerated since Q1 2021, and the recovery is expected to occur more quickly than our January 31, 2021 forecast. Canadian and U.S. unemployment rates are expected to remain above pre-shock levels at the end of calendar 2021 but we expect the pace of GDP growth to pick up from Q2 2021 onwards alongside the expectation that rising vaccination rates will enable a more significant and sustainable easing of containment measures.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a double-dip recession, with conditions deteriorating from Q2 2021 levels for up to two years, followed by a recovery for the remainder of the period. These scenarios assume a monetary policy response that returns the economy to a long-run, sustainable growth rate within the forecast period.
The upside scenario reflects a slightly faster and larger economic recovery than the base scenario, without prompting an offsetting monetary policy response, followed by a return to a long-run sustainable growth rate within the forecast period, at levels slightly above the base scenario.
The following provides additional detail about our forecasts for certain key macroeconomic variables used in the models to estimate ACL:

•
Unemployment
– In our calendar Q2 2021 base forecast, unemployment rates are expected to decline to 7.8% in Canada and 5.8% in the U.S. We expect unemployment rates to continuously improve in both regions for the remainder of the year. We expect the Canadian unemployment rate to stabilize around its long run equilibrium by the latter half of calendar 2022 and for the U.S. unemployment rate to improve to better than the long run equilibrium beginning Q2 2022 through most of the remaining forecast horizon.

•
Gross Domestic Product (GDP)
– In our base forecast, we expect GDP in calendar Q2 2021 to be 1% below pre-shock levels in Canada and 0.7% above such levels in the U.S. Canadian and U.S. GDP are expected to be 2.2% and 3.8% above pre-shock levels by the end of calendar 2021.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $61 per barrel over the next 12 months and $53 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $25 to $74 per barrel for the next 12 months and $35 to $55 per barrel for the following 2 to 5 years. As at October 31, 2020, our base forecast included an average price of $43 per barrel for the next 12 months and $48 per barrel for the following 2 to 5 years.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 3.0% over the next 12 months, with a compound annual growth rate of 3.7% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative downside and upside scenarios is (29.6)% to 10.9% over the next 12 months and 4.2% to 11.1% for the following 2 to 5 years. As at October 31, 2020, our base forecast included housing price growth of 0.6% for the next 12 months and 4.5% for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2020 Annual Report.

	As at
	April 30, 2021				October 31, 2020
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$287,863	$2,291	$–	$290,154	$270,396	$2,848	$–	$273,244
Medium risk	14,628	2,685	–	17,313	15,230	3,307	–	18,537
High risk	4,755	1,184	–	5,939	4,346	1,467	–	5,813
Not rated (1)	42,641	1,010	–	43,651	43,176	936	–	44,112
Impaired	–	–	703	703	–	–	638	638
	349,887	7,170	703	357,760	333,148	8,558	638	342,344
Items not subject to impairment (2)				243				253
Total				$358,003				$342,597

Loans outstanding – Personal
Low risk	$69,836	$711	$–	$70,547	$71,245	$1,084	$–	$72,329
Medium risk	3,827	5,187	–	9,014	3,974	5,415	–	9,389
High risk	860	1,347	–	2,207	817	1,416	–	2,233
Not rated (1)	8,370	130	–	8,500	7,704	144	–	7,848
Impaired	–	–	251	251	–	–	212	212
Total	$82,893	$7,375	$251	$90,519	$83,740	$8,059	$212	$92,011

Loans outstanding – Credit cards
Low risk	$11,373	$25	$–	$11,398	$11,824	$63	$–	$11,887
Medium risk	1,455	2,006	–	3,461	1,596	2,360	–	3,956
High risk	137	1,078	–	1,215	132	1,105	–	1,237
Not rated (1)	468	54	–	522	490	56	–	546
Total	$13,433	$3,163	$–	$16,596	$14,042	$3,584	$–	$17,626

Loans outstanding – Small business (3)
Low risk	$7,527	$295	$–	$7,822	$2,034	$172	$–	$2,206
Medium risk	1,611	1,014	–	2,625	1,976	1,143	–	3,119
High risk	306	240	–	546	126	192	–	318
Not rated (1)	3	–	–	3	9	–	–	9
Impaired	–	–	116	116	–	–	90	90
Total	$9,447	$1,549	$116	$11,112	4,145	$1,507	$90	$5,742

Undrawn loan commitments – Retail
Low risk	$224,206	$713	$–	$224,919	$214,176	$887	$–	$215,063
Medium risk	10,350	131	–	10,481	10,402	291	–	10,693
High risk	1,276	116	–	1,392	1,141	129	–	1,270
Not rated (1)	4,733	110	–	4,843	5,238	117	–	5,355
Total	$240,565	$1,070	$–	$241,635	$230,957	$1,424	$–	$232,381

Wholesale – Loans outstanding (3)
Investment grade	$50,970	$265	$–	$51,235	$50,998	$328	$–	$51,326
Non-investment grade	111,018	21,136	–	132,154	112,434	26,575	–	139,009
Not rated (1)	8,292	436	–	8,728	7,093	432	–	7,525
Impaired	–	–	1,707	1,707	–	–	2,235	2,235
	170,280	21,837	1,707	193,824	170,525	27,335	2,235	200,095
Items not subject to impairment (2)				8,603				8,560
Total				$202,427				$208,655

Undrawn loan commitments – Wholesale
Investment grade	$238,391	$164	$–	$238,555	$242,244	$1,022	$–	$243,266
Non-investment grade	105,539	11,242	–	116,781	92,262	21,581	–	113,843
Not rated (1)	3,419	–	–	3,419	3,918	–	–	3,918
Total	$347,349	$11,406	$–	$358,755	$338,424	$22,603	$–	$361,027

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.
(3)	Commencing Q2 2021, certain loans are now classified as Retail – Small business and were previously classified as Wholesale, reflecting an alignment with capital measurement and reporting.

Loans past due but not impaired
(1), (2)

	As at
	April 30, 2021			October 31, 2020
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,007	$158	$1,165	$1,013	$129	$1,142
Wholesale	433	10	443	574	13	587
	$1,440	$168	$1,608	$1,587	$142	$1,729

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Loans in our payment deferral programs established to help clients manage through the challenges of the COVID-19 pandemic have been re-aged to current and are not aged further during the deferral period. Subsequent to the payment deferral period, loans will commence re-aging from current. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinance, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.